INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
		Useful life	December 31,
		(years)	2015	2016
a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		16,240	17,292
	Customer relationship		4,343	4,483

			20,583	21,775

	Amortized cost		$4,024	$2,832

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Expected amortization expenses are as follows:
Year ending December 31,

2017	$835
2018	749
2019	354
2020	334
Thereafter	560

$2,832